INTEREST EXPENSES (Details) - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
INTEREST EXPENSES
Interest expenses for margin financing - Due to banks	$ 125,002	$ 45,545	$ 36,206
Interest expenses for margin financing - Due to other licensed financial institutions	51,179	38,246	28,636
Interest expenses for margin financing - Due to other parties			3,930
Interest expenses for securities borrowed - Due to clients	132,034	7,984	1,298
Interest expenses for securities borrowed - Due to brokers	18,624	13,853	9,077
Interest expenses for IPO financing - Due to banks	50,063	79,337	10,091
Interest expenses for IPO financing - Due to other parties		125
Total	$ 376,902	$ 185,090	$ 89,238